Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Liabilities [abstract]
Schedule of flow through premium liability
Balance, December 31, 2017	$54
Less:
Income tax recovery	(54)

Balance, December 31, 2018	-
Add:
Excess of subscription price over fair value of flow through common shares	12
Less:
Income tax recovery	(3)

Balance, December 31, 2019	9
Less:
Income tax recovery	(9)

Balance, December 31, 2020	$-

Schedule of deferred royalty liability
Balance, December 31, 2018	$165
Add:
Interest	29
Less:
Advance royalty payment	(35)
Foreign currency translation adjustment	(1)

Balance, December 31, 2019	158
Add:
Interest	28
Less:
Advance royalty payment	(35)

Balance, December 31, 2020	$151

Current portion (1)	$35
Long term portion	116
Balance, December 31, 2020	$151

(1) Pursuant to the option agreement, Getchell will be obligated to pay the annual advance royalty (Note 8(b)(i)). Getchell paid an annual advance royalty of $35,000 in July 2020.

Continuity of lease liability
Balance, January 1, 2019	$90
Add:
Interest	15
Foreign currency translation adjustment	5
Less:
Payments	(35)

Balance, December 31, 2019	75
Add:
Interest	11
Less:
Payments	(35)

Balance, December 31, 2020	$51

Current portion	$31
Long term portion	20
Balance, December 31, 2020	$51